Risk management (Details 8) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
Interest Rate Reais [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to changes in interest fixed rate
Interest Rate Reais [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (7,496)
Interest Rate Reais [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	(261,418)
Interest Rate Reais [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (522,835)
Coupon Interest Rate [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to changes in coupon rate of interest rate
Coupon Interest Rate [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (111)
Coupon Interest Rate [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	(1,638)
Coupon Interest Rate [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (3,276)
Inflation [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to change in coupon rates of price indexes
Inflation [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (8,884)
Inflation [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	(19,405)
Inflation [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (38,809)
Coupon U S Dollar [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to changes in coupon US Dollar rate
Coupon U S Dollar [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (4,078)
Coupon U S Dollar [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	(16,472)
Coupon U S Dollar [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (32,944)
Coupon Other Currencies [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to changes in coupon foreign currency rate
Coupon Other Currencies [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (431)
Coupon Other Currencies [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	(2,553)
Coupon Other Currencies [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (5,107)
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to foreign exchange
Foreign Currency [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (209)
Foreign Currency [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	(5,222)
Foreign Currency [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (10,443)
Eurobond Treasury Global [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to Interest Rate Variation on Papers Traded on the International Market
Eurobond Treasury Global [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (10,988)
Eurobond Treasury Global [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	(112,284)
Eurobond Treasury Global [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (224,568)
Shares And Indexes [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to change in shares price
Shares And Indexes [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (265)
Shares And Indexes [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	(6,613)
Shares And Indexes [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (13,226)
Commodities [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to change in commodities' prices
Commodities [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (37)
Commodities [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	(920)
Commodities [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	(1,841)
Trading Portfolio Total [Member] | Trading Scenario A [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	(32,499)
Trading Portfolio Total [Member] | Trading Scenario B [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	(426,525)
Trading Portfolio Total [Member] | Trading Scenario C [Member]
IfrsStatementLineItems [Line Items]
Trading portfolio risk factor	R$ (853,049)